CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 313,895,205	$ 225,931,095	$ 177,519,672
Cost of revenues	(151,543,116)	(115,748,650)	(95,587,218)
Gross profit	162,352,089	110,182,445	81,932,454
Operating expenses
Selling and marketing	(35,761,166)	(27,673,598)	(23,166,231)
General and administrative	(70,299,742)	(51,125,534)	(37,814,962)
Impairment loss on long-term prepayment		(594,162)
Impairment loss on intangible assets and goodwill			(139,660)
Total operating expenses	(106,060,908)	(79,393,294)	(61,120,853)
Government subsidies	1,104,750	632,269	213,270
Income from operations	57,395,931	31,421,420	21,024,871
Interest income	9,438,263	5,343,445	3,499,926
Gain on investment of Century Mingde	297,120
Other income	101,254	776,293	4,180,703
Gain from sales of available-for-sale securities (includes $nil, $nil and $39,719 accumulated other comprehensive income reclassifications for unrealized gains on available-for-sale securities for years ended February 29, 2012, February 28, 2013 and February 28, 2014, respectively)	52,958
Impairment loss on long-term investment	0	0	(235,397)
Income before income tax provision	67,285,526	37,541,158	28,470,103
Provision for income tax (includes $nil, $nil and $13,239 income tax expenses from reclassification items for years ended February 29, 2012, February 28, 2013 and February 28, 2014, respectively)	(6,679,754)	(4,101,092)	(4,156,450)
Net income	60,605,772	33,440,066	24,313,653
Net income attributable to TAL Education Group shareholders	$ 60,605,772	$ 33,440,066	$ 24,313,653
Net income per common share
Basic (in dollars per share)	$ 0.39	$ 0.21	$ 0.16
Diluted (in dollars per share)	$ 0.38	$ 0.21	$ 0.16
Weighted average shares used in calculating net income per common share
Basic (in shares)	156,726,994	155,607,458	154,000,219
Diluted (in shares)	159,444,928	156,631,090	155,874,381